Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 29,850	$ 80,548	$ 90,720
Accrued payroll and related costs	61,803	46,650	51,115
Credit cards payable	13,130	49,045	56,759
Other	14,422	10,803	4,429
Total	119,205	187,046
Insurance			14,982
Total accounts payable and accrued expenses	$ 119,205	$ 187,046	$ 218,005